Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 60% Portfolio
September 30, 2024
VIPFM-60-NPRT3-1124
1.856868.117
Alternative Funds - 1.2%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $68,724,734)	6,730,732	87,566,825

Bond Funds - 33.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,389,797	49,855,620
Fidelity High Income Fund (b)	6,437,087	51,367,954
Fidelity Inflation-Protected Bond Index Fund (b)	10,885,999	102,110,669
Fidelity Long-Term Treasury Bond Index Fund (b)	6,720,306	68,143,904
Fidelity New Markets Income Fund (b)	276,065	3,591,606
Fidelity Total Bond Fund (b)	105,254,293	1,029,386,982
VIP Investment Grade Bond II Portfolio - Investor Class (b)	103,824,472	1,028,900,515
TOTAL BOND FUNDS (Cost $2,304,131,468)		2,333,357,250

Domestic Equity Funds - 38.1%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	202,751	18,892,311
Fidelity Contrafund (b)	8,778,174	185,307,249
Fidelity Enhanced Large Cap Core ETF (b)	851,447	27,322,934
Fidelity Enhanced Mid Cap ETF (b)	847,269	27,248,171
Fidelity Enhanced Small Cap ETF (b)	1,056,338	33,987,675
Fidelity Global Commodity Stock Fund (b)	561,250	10,921,929
Fidelity Low-Priced Stock Fund (b)	1,490,528	66,224,142
Fidelity Real Estate Investment Portfolio (b)	832,475	35,887,988
VIP Stock Selector All Cap Portfolio - Investor Class (b)	189,022,515	2,264,489,731
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,244,029,100)		2,670,282,130

International Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Canada Fund (b)	724,286	52,517,982
Fidelity Emerging Markets Discovery Fund (b)	3,154,828	55,619,624
Fidelity Emerging Markets Fund (b)	11,251,387	460,519,285
Fidelity Enhanced International ETF (b)	4,327,505	131,036,851
Fidelity Infrastructure Fund (b)	472,216	6,568,525
Fidelity International Capital Appreciation Fund (b)	3,324,104	100,387,949
Fidelity International Discovery Fund (b)	2,326,223	122,126,724
Fidelity International Small Cap Fund (b)	1,548,749	52,920,765
Fidelity International Small Cap Opportunities Fund (b)	3,176,142	69,525,754
Fidelity International Value Fund (b)	7,189,981	80,959,191
Fidelity Japan Smaller Companies Fund (b)	3,171,885	54,778,451
Fidelity Overseas Fund (b)	7,339,913	508,362,366
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,191,553,344)		1,695,323,467

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024 (d)	5.30	2,100,000	2,097,561
US Treasury Bills 0% 10/31/2024 (d)	5.19	820,000	816,805
US Treasury Bills 0% 11/14/2024 (d)	5.13 to 5.14	40,000	39,772
US Treasury Bills 0% 11/7/2024 (d)	5.12 to 5.15	500,000	497,586
US Treasury Bills 0% 12/5/2024 (d)	5.02	890,000	882,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,332,948)			4,334,458

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $213,944,168)	4.89	213,901,387	213,944,168

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,026,715,762)	7,004,808,298
NET OTHER ASSETS (LIABILITIES) - 0.0%	(421,017)
NET ASSETS - 100.0%	7,004,387,281

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	226	Dec 2024	28,112,140	560,698	560,698

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,785	Dec 2024	203,992,031	(394,818)	(394,818)

TOTAL PURCHASED					165,880

Sold

Equity Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	298	Dec 2024	17,473,230	(1,131,050)	(1,131,050)

TOTAL FUTURES CONTRACTS					(965,170)
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,150,673.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	70,860,946	552,467,268	409,384,059	5,068,310	13	-	213,944,168	0.4%
Total	70,860,946	552,467,268	409,384,059	5,068,310	13	-	213,944,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	48,951,193	3,014,929	5,310,334	-	19,963	5,842,231	52,517,982
Fidelity Commodity Strategy Fund	18,532,277	1,332,352	1,495,707	419,754	(322,390)	845,779	18,892,311
Fidelity Contrafund	65,614,917	101,819,510	7,327,778	52,740	170,467	25,030,133	185,307,249
Fidelity Emerging Markets Discovery Fund	53,057,223	1,915,827	3,135,455	-	138,282	3,643,747	55,619,624
Fidelity Emerging Markets Fund	412,943,178	17,218,265	28,192,564	-	926,895	57,623,511	460,519,285
Fidelity Enhanced International ETF	114,678,883	-	-	2,908,083	-	16,357,968	131,036,851
Fidelity Enhanced Large Cap Core ETF	-	99,114,685	73,849,367	66,413	589,040	1,468,576	27,322,934
Fidelity Enhanced Large Cap Value ETF	55,696,110	-	59,950,937	541,404	15,678,231	(11,423,404)	-
Fidelity Enhanced Mid Cap ETF	-	25,307,186	-	125,540	-	1,940,985	27,248,171
Fidelity Enhanced Small Cap ETF	-	31,123,051	-	115,794	-	2,864,624	33,987,675
Fidelity Equity-Income Fund	132,961,011	2,497,885	145,695,235	474,787	30,951,817	(20,715,478)	-
Fidelity Floating Rate High Income Fund	64,998,244	6,092,611	20,823,126	3,898,524	(360,078)	(52,031)	49,855,620
Fidelity Global Commodity Stock Fund	10,317,289	470,125	770,515	-	83,555	821,475	10,921,929
Fidelity Hedged Equity Fund	80,398,853	21,729	6,213,101	21,729	1,101,106	12,258,238	87,566,825
Fidelity High Income Fund	32,325,105	20,145,982	3,266,735	2,031,887	15,701	2,147,901	51,367,954
Fidelity Inflation-Protected Bond Index Fund	121,283,345	5,964,220	28,682,966	1,224,989	(1,791,646)	5,337,716	102,110,669
Fidelity Infrastructure Fund	5,928,055	476,314	648,350	60,436	6,984	805,522	6,568,525
Fidelity International Capital Appreciation Fund	91,622,204	4,808,692	8,459,409	-	813,781	11,602,681	100,387,949
Fidelity International Discovery Fund	107,661,865	6,297,663	11,077,390	-	(372,646)	19,617,232	122,126,724
Fidelity International Small Cap Fund	50,410,321	2,479,373	4,356,129	-	199,770	4,187,430	52,920,765
Fidelity International Small Cap Opportunities Fund	60,236,982	3,271,949	-	-	-	6,016,823	69,525,754
Fidelity International Value Fund	72,956,733	3,271,949	5,747,673	-	318,234	10,159,948	80,959,191
Fidelity Japan Smaller Companies Fund	45,177,646	2,782,768	-	-	-	6,818,037	54,778,451
Fidelity Long-Term Treasury Bond Index Fund	73,850,609	35,321,959	39,241,499	1,208,577	(2,790,692)	1,003,527	68,143,904
Fidelity Low-Priced Stock Fund	148,840,987	11,981,128	103,151,805	6,409,351	4,833,655	3,720,177	66,224,142
Fidelity New Markets Income Fund	15,895,249	532,342	13,038,507	345,293	(2,190,085)	2,392,607	3,591,606
Fidelity Overseas Fund	446,263,974	38,427,446	41,676,591	-	2,354,013	62,993,524	508,362,366
Fidelity Real Estate Investment Portfolio	32,364,428	2,033,937	2,266,238	651,199	(59,662)	3,815,523	35,887,988
Fidelity Total Bond Fund	978,836,650	124,417,336	94,910,038	32,130,239	(95,886)	21,138,920	1,029,386,982
Fidelity U.S. Low Volatility Equity Fund	62,736,299	151,445	64,209,801	-	8,968,487	(7,646,430)	-
Fidelity Value Discovery Fund	63,921,110	1,113,705	68,520,772	-	17,043,659	(13,557,702)	-
VIP Investment Grade Bond II Portfolio - Investor Class	971,144,091	105,711,579	95,801,867	626,265	(295,748)	48,142,460	1,028,900,515
VIP Stock Selector All Cap Portfolio - Investor Class	1,915,137,612	204,284,035	178,828,136	-	3,697,270	320,198,950	2,264,489,731
	6,354,742,443	863,401,977	1,116,648,025	53,313,004	79,632,077	605,401,200	6,786,529,672

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.